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                                                          FILE NUMBER 028-00568

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                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

         Report for the Calendar Year or Quarter Ended March 31, 2013

                     If amended report check here: ______

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 750 West, Bethesda, MD 20814-6519

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 10th day of May, 2013.


                                             By:  /s/ William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for Torray LLC

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

   Torray LLC
   FORM 13F
   As of March 31, 2013

                                                                              Voting Authority
                                                                              ---------------
                                             Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer              Class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------              ----- --------- -------- ------- --- ---- ------- --------  ------ ------ ----
3M Company.................  COM  88579Y101   8898    83700  SH        Sole              83700
AT&T.......................  COM  00206R102   8336   227200  SH        Sole             227200
Accenture..................  COM  G1151C101   4385    57720  SH        Sole              57720
Adobe Systems..............  COM  00724F101   2198    50513  SH        Sole              50513
American Express...........  COM  025816109  12143   180000  SH        Sole             180000
American Tower.............  COM  03027X100   4497    58467  SH        Sole              58467
Amphenol...................  COM  032095101   3605    48292  SH        Sole              48292
Apple......................  COM  037833100   4289     9689  SH        Sole               9689
Baxter International.......  COM  071813109  17141   235974  SH        Sole             235974
Becton Dickinson...........  COM  075887109  10995   115000  SH        Sole             115000
CenturyLink................  COM  156700106    334     9500  SH        Sole               9500
Chesapeake Energy Corp.....  COM  165167107   8713   426900  SH        Sole             426900
Chevron....................  COM  166764100    214     1800  SH        Sole               1800
Chubb......................  COM  171232101  12456   142300  SH        Sole             142300
Cintas.....................  COM  172908105  11657   264146  SH        Sole             264146
Cisco Systems..............  COM  17275R102  11388   544600  SH        Sole             544600
Coach......................  COM  189754104   2879    57592  SH        Sole              57592
Colgate-Palmolive..........  COM  194162103   3944    33419  SH        Sole              33419
Compass Minerals...........  COM  20451N101   2957    37474  SH        Sole              37474
ConocoPhillips.............  COM  20825C104   1076    17900  SH        Sole              17900
Consolidated Edison........  COM  209115104    320     5250  SH        Sole               5250
Core Laboratories..........  COM  N22717107   3234    23451  SH        Sole              23451
Cummins....................  COM  231021106   3356    28980  SH        Sole              28980
Danaher....................  COM  235851102   4626    74440  SH        Sole              74440
Dow Chemical...............  COM  260543103   8527   267800  SH        Sole             267800
Duke Energy................  COM  26441c204    639     8800  SH        Sole               8800
Dupont (EI) deNemours......  COM  263534109  11764   239300  SH        Sole             239300
E M C Corporation..........  COM  268648102   9585   401200  SH        Sole             401200
EOG Resources..............  COM  26875P101   4510    35219  SH        Sole              35219
Eaton......................  COM  G29183103  11928   194750  SH        Sole             194750
Enbridge...................  COM  29250N105   4818   103530  SH        Sole             103530
Enbridge Energy Partners...  COM  29250R106    384    12750  SH        Sole              12750
Enterprise Products Prtnrs.  COM  293792107    603    10000  SH        Sole              10000

   Torray LLC
   FORM 13F
   As of March 31, 2013

                                                                               Voting Authority
                                                                               ---------------
                                              Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer               Class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------               ----- --------- -------- ------- --- ---- ------- --------  ------ ------ ----
Fiserv......................  COM  337738108   4058    46185  SH        Sole              46185
Franklin Resources..........  COM  354613101   3854    25555  SH        Sole              25555
Gannett.....................  COM  364730101  12671   579400  SH        Sole             579400
General Electric............  COM  369604103  13719   593367  SH        Sole             593367
Genl Dynamics Corp..........  COM  369550108  11239   159400  SH        Sole             159400
Gilead Sciences.............  COM  375558103   3753    76693  SH        Sole              76693
Hewlett Packard.............  COM  428236103   7829   328400  SH        Sole             328400
Intel.......................  COM  458140100   9306   425900  SH        Sole             425900
Intl Business Machines......  COM  459200101  12563    58900  SH        Sole              58900
JPMorgan Chase..............  COM  46625H100    387     8150  SH        Sole               8150
Johnson & Johnson...........  COM  478160104  13558   166299  SH        Sole             166299
Kinder Morgan Energy LP.....  COM  494550106    449     5000  SH        Sole               5000
Leggett & Platt.............  COM  524660107    203     6000  SH        Sole               6000
Lockheed Martin.............  COM  539830109    502     5200  SH        Sole               5200
Loews.......................  COM  540424108  12296   279000  SH        Sole             279000
MICROS Systems..............  COM  594901100   2998    65886  SH        Sole              65886
Marsh & McLennan............  COM  571748102  12269   323118  SH        Sole             323118
Merck.......................  COM  58933Y105    235     5325  SH        Sole               5325
Nike........................  COM  654106103   3417    57905  SH        Sole              57905
Oracle......................  COM  68389X105   3174    98160  SH        Sole              98160
Plains All Amer Pipeline LP.  COM  726503105    565    10000  SH        Sole              10000
Praxair.....................  COM  74005P104   3114    27922  SH        Sole              27922
Precision Castparts.........  COM  740189105   4037    21290  SH        Sole              21290
Procter Gamble..............  COM  742718109   7020    91100  SH        Sole              91100
Qualcomm....................  COM  747525103   4419    66017  SH        Sole              66017
Republic Services, Inc......  COM  760759100   9742   295200  SH        Sole             295200
Schlumberger................  COM  806857108    421     5625  SH        Sole               5625
Seadrill Limited............  COM  G7945E105    279     7500  SH        Sole               7500
Sysco.......................  COM  871829107  13604   386800  SH        Sole             386800
Tupperware Brands...........  COM  899896104  16480   201620  SH        Sole             201620
United Technologies.........  COM  913017109   4116    44052  SH        Sole              44052
UnitedHealth Group..........  COM  91324P102   8433   147400  SH        Sole             147400
Varian Medical Systems......  COM  92220P105   2867    39819  SH        Sole              39819

   Torray LLC
   FORM 13F
   As of March 31, 2013

                                                                          Voting Authority
                                                                          ---------------
                                         Value   Shares/ Sh/ Put/ Invstmt  Other
Name of Issuer          Class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers   Sole  Shared None
--------------          ----- --------- -------- ------- --- ---- ------- --------  ------ ------ ----
Vertex Pharmaceuticals.  COM  92532F100    4121   74960  SH        Sole              74960
Visa...................  COM  92826C839    4225   24879  SH        Sole              24879
Walgreen...............  COM  931422109   14085  295400  SH        Sole             295400
Wellpoint Hlth Ntwk....  COM  94973V107    6583   99400  SH        Sole              99400
Wells Fargo............  COM  949746101   14119  381700  SH        Sole             381700
Western Union..........  COM  959802109   11924  792800  SH        Sole             792800
Williams Partners......  COM  96950F104     440    8500  SH        Sole               8500
XL Group...............  COM  G98290102     379   12500  SH        Sole              12500
                                         ------
                                         455853
                                         ======